RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES - Operating lease commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
Total commitments	$ 466	$ 637
Less than 1 year
Operating lease commitments
Total commitments	70	121
Between 1 and 5 years
Operating lease commitments
Total commitments	229	368
More than 5 years
Operating lease commitments
Total commitments	$ 167	$ 148